Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities
The group holds the following financial instruments:

	December 31,
Financial Assets	2023	2022
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	10,069	6,266
Cash and cash equivalents	259,463	404,577
Short term bank deposits	103,586	101,234
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	2,145
	375,263	514,222

	December 31,
Financial Liabilities	2023	2022
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	29,662	47,732
Loans	306	313
Lease liability	18,617	13,583
Other advances from joint operation partners	—	9,139
	48,585	70,767

Disclosure of financial assets
The group holds the following financial instruments:

	December 31,
Financial Assets	2023	2022
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	10,069	6,266
Cash and cash equivalents	259,463	404,577
Short term bank deposits	103,586	101,234
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	2,145
	375,263	514,222

	December 31,
Financial Liabilities	2023	2022
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	29,662	47,732
Loans	306	313
Lease liability	18,617	13,583
Other advances from joint operation partners	—	9,139
	48,585	70,767

Disclosure of significant unobservable inputs used in fair value measurement of assets
Fair Value Measurements Using Significant Unobservable Inputs (level 3)

Unlisted Equity Securities
£’000
Opening balance as at January 1, 2023	2,145
Acquisitions	—
Loss recognised in other comprehensive income	—
Disposal	—
Closing balance as at December 31, 2023	2,145

Sensitivity analysis for types of foreign currency risk
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the respective foreign exchange rates to which they are significantly exposed. The sensitivity analysis is calculated on balances outstanding at the year end, with all other variables held constant.

	Change in rate	Effect on profit before tax	Effect on equity
		£’000	£’000
2023
Change in USD	+10%	9,031	9,092
	-10%	(9,031)	(9,092)
Change in EUR	+10%	(17)	3,648
	-10%	17	(3,648)

2022
Change in USD	+10%	6,290	6,051
	-10%	(6,290)	(6,051)
Change in EUR	+10%	165	4,631
	-10%	(165)	(4,631)

Disclosure of maturity analysis for derivative financial liabilities
The maturity analysis of financial liabilities at December 31, 2023 is as follows:

	Carrying Amount	Demand and Less Than 3 Months	From 3 to 12 Months	From 12 Months to 2 Years	From 2 to 5 Years	More Than 5 Years	Total Contractual Cash Flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Liabilities:
Trade and other payables	(29,662)	(29,007)	(655)	—	—	—	(29,662)
Loans	(306)	(1)	(2)	(2)	(313)	—	(318)
Lease liability	(18,617)	(812)	(2,587)	(3,661)	(11,046)	(4,003)	(22,109)
	(48,585)	(29,820)	(3,244)	(3,663)	(11,359)	(4,003)	(52,089)

Disclosure of reconciliation of liabilities arising from financing activities
Changes in liabilities arising from financing activities

	At January 1, 2023	Cash Flows	Additions	Interest Expense	Foreign Exchange	Disposals	At December 31, 2023
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	313	(2)	—	2	(7)	—	306
Lease liabilities	13,583	(3,194)	7,434	1,028	(195)	(39)	18,617
Total liabilities from financing activities	13,896	(3,196)	7,434	1,030	(202)	(39)	18,923

	At January 1, 2022	Cash Flows	Additions	Interest Expense	Foreign Exchange	At December 31, 2022
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	296	—	—	2	15	313
Lease liabilities	4,879	(1,740)	10,033	298	113	13,583
Total liabilities from financing activities	5,175	(1,740)	10,033	300	128	13,896